EATON VANCE HIGH YIELD MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2004

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
                 Supplement to Prospectuses dated August 1, 2004

                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                Supplement to Prospectus dated September 1, 2004

                       EATON VANCE DIVERSIFIED INCOME FUND
                 Supplement to Prospectus dated December 6, 2004

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                        EATON VANCE INCOME FUND OF BOSTON
                Supplement to Prospectuses dated February 1, 2005

                         EATON VANCE FLOATING-RATE FUND
                  EATON VANCE FLOATING-RATE & HIGH INCOME FUND
                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                          EATON VANCE HIGH INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
                 Supplement to Prospectuses dated March 1, 2005

THE FOLLOWING IS ADDED TO "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class C shares held within the purchasing shareholder's account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of Class C shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.









May 2, 2005                                                              COMBPS1

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2004

                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                 Supplement to Prospectus dated December 1, 2004



THE FOLLOWING IS ADDED TO "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.




May 2, 2005                                                              COMBPS2